Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Income Taxes
Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2025	2024	2023

Current year	(3 349)	(3 252)	(2 828)
(Underprovided)/overprovided in prior years	78	(211)	(95)
Current tax expense	(3 271)	(3 463)	(2 923)

Origination and reversal of temporary differences	614	482	855
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(193)	(171)	(166)
Deferred tax (expense)/income	420	311	689

Total income tax expense in the income statement	(2 850)	(3 152)	(2 234)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

Million US dollar	2025	2024¹	2023 1

Profit/(loss) before tax	11 328	10 568	9 124
Deduct share of results of associates	378	329	295
Deduct exceptional share of results of associates	9	104	(35)
Profit before tax and before share of results of associates	10 941	10 134	8 864

Adjustments to the tax basis
Government incentives	(149)	(376)	(756)
Non-deductible/(non-taxable) mark-to-market on derivatives	213	1 211	325
Other expenses not deductible for tax purposes	1 263	1 666	1 521
Other non-taxable income	(733)	(560)	(647)

Adjusted tax basis	11 534	12 074	9 306

Aggregate weighted nominal tax rate	26.9%	26.4%	27.5%

Tax at aggregated nominal tax rate	(3 098)	(3 183)	(2 558)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(193)	(171)	(166)
(Underprovided)/overprovided in prior years	78	(211)	(95)
Deductions from interest on equity	252	240	781
Deductions from goodwill and other tax deductions	642	723	466
Change in tax rate	28	10	2
Withholding taxes	(509)	(497)	(559)
Other tax adjustments	(49)	(62)	(105)

Total tax expense	(2 850)	(3 152)	(2 234)

Effective tax rate	26.1%	31.1%	25.2%

1
Amended to conform to the 2025 presentation.

Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income
Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2025	2024	2023

Re-measurements of post-employment benefits	(22)	(48)	(13)
Exchange differences, cash flow and net investment hedges	(16)	10	(41)
Income tax (losses)/gains	(38)	(38)	(54)